Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	R$ 557,296	R$ 402,477
Sales	445,430	316,174
Receipts	(250,160)	(201,347)
Fair value adjustment	(42,804)	39,949
Exchange variation	(294)	43
Ending balance	709,468	557,296
Current	266,601	183,342
Non-current	442,867	373,954
Araucaria V [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	27,917	42,848
Sales
Receipts	(14,713)	(17,532)
Fair value adjustment	(2,785)	2,601
Exchange variation
Ending balance	10,419	27,917
Current	10,419	15,027
Non-current		12,890
Araucária VI [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance
Sales	6,315
Receipts	(1,599)
Fair value adjustment	212
Exchange variation
Ending balance	4,928
Current	1,190
Non-current	3,738
Araucária VII [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance
Sales	307,030
Receipts
Fair value adjustment	3,693
Exchange variation
Ending balance	310,723
Current	151,859
Non-current	158,864
Jatoba II [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	147,852	146,953
Sales
Receipts	(86,324)	(10,100)
Fair value adjustment	(8,119)	10,999
Exchange variation
Ending balance	53,409	147,852
Current		45,152
Non-current	53,409	102,700
Jatoba III [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	56,332	55,911
Sales
Receipts	(32,215)	(3,858)
Fair value adjustment	(3,769)	4,279
Exchange variation
Ending balance	20,348	56,332
Current		17,205
Non-current	20,348	39,127
Jatoba IV [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	14,243	19,088
Sales
Receipts	(5,488)	(6,578)
Fair value adjustment	(1,568)	1,733
Exchange variation
Ending balance	7,187	14,243
Current	3,913	5,563
Non-current	3,274	8,680
Jatoba V [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	40,597	40,887
Sales
Receipts	(19,322)	(2,314)
Fair value adjustment	(3,289)	2,024
Exchange variation
Ending balance	17,986	40,597
Current	6,103	19,020
Non-current	11,883	21,577
Jatoba VI [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	39,439	38,442
Sales
Receipts	(16,104)
Fair value adjustment	(3,622)	997
Exchange variation
Ending balance	19,713	39,439
Current		15,873
Non-current	19,713	23,566
Jatobá VII [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance
Sales	89,284
Receipts	(4,885)
Fair value adjustment	1,942
Exchange variation
Ending balance	86,341
Current	16,927
Non-current	69,414
Alto Taquari II [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	2,174	3,780
Sales
Receipts	(2,129)	(2,307)
Fair value adjustment	(45)	701
Exchange variation
Ending balance		2,174
Current		2,174
Non-current
Alto Taquari III [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	10,735	11,459
Sales
Receipts	(4,340)	(1,257)
Fair value adjustment	(1,236)	533
Exchange variation
Ending balance	5,159	10,735
Current	3,136	4,468
Non-current	2,023	6,267
Alto Taquari IV [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	137,261
Sales		218,426
Receipts	(20,871)	(96,294)
Fair value adjustment	(15,621)	15,129
Exchange variation
Ending balance	100,769	137,261
Current	49,730	40,985
Non-current	51,039	96,276
Bananal IX [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	6,269	15,622
Sales
Receipts	(6,551)	(9,800)
Fair value adjustment	282	447
Exchange variation
Ending balance		6,269
Current		6,269
Non-current
Fon Fon [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	536
Sales
Receipts
Fair value adjustment
Exchange variation	(46)
Ending balance	490	536
Current	490
Non-current
San Cayetano [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	322	307
Sales
Receipts
Fair value adjustment
Exchange variation	(28)	15
Ending balance	294	322
Current	294	322
Non-current
Rio do Meio I [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	73,619
Sales	1,481	97,748
Receipts	(2,511)	(20,301)
Fair value adjustment	(13,122)	(3,828)
Exchange variation
Ending balance	59,467	73,619
Current	21,345	10,748
Non-current	38,122	62,871
Rio do Meio II [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance
Sales	33,534
Receipts	(29,222)
Fair value adjustment	4,501
Exchange variation
Ending balance	8,813
Current
Non-current	8,813
Marangatú [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance
Sales	7,786
Receipts	(3,886)
Fair value adjustment	(258)
Exchange variation	(220)
Ending balance	3,422
Current	1,195
Non-current	2,227
Araucaria IV [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance		4,466
Sales
Receipts		(6,134)
Fair value adjustment		1,668
Exchange variation
Ending balance
Current
Non-current
Alto Taquari I [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance		2,972
Sales
Receipts		(4,023)
Fair value adjustment		1,051
Exchange variation
Ending balance
Current
Non-current
Bananal X [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance		19,234
Sales
Receipts		(20,849)
Fair value adjustment		1,615
Exchange variation
Ending balance
Current
Non-current
Fon Fon I [Member]
Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	R$ 536	508
Sales
Receipts
Fair value adjustment
Exchange variation		28
Ending balance		536
Current		536
Non-current